Employee Benefits - Summary of Principal Assumptions Used (Details)	Dec. 31, 2022	Dec. 31, 2021
Italy
Disclosure Of Defined Benefit Plans [Line Items]
Discount Rate %	3.77%	0.98%
Future salary increase %	0.50%	0.50%
Inflation rate %	2.30%	1.75%
Germany
Disclosure Of Defined Benefit Plans [Line Items]
Discount Rate %	3.10%	1.17%
Mexico
Disclosure Of Defined Benefit Plans [Line Items]
Discount Rate %	9.25%	9.75%
Future salary increase %	4.50%	4.50%
Inflation rate %	3.50%	3.50%
Slovakia
Disclosure Of Defined Benefit Plans [Line Items]
Discount Rate %	3.77%	0.98%
Future salary increase %	6.00%	6.00%